Loss Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 multiplier shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Earnings per share [line items]
Multiplier to the price per common share used to determine the amount of dividends that may be received | multiplier	75
Common Shares
Earnings per share [line items]
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Stock conversion ratio	75
Preference Shares
Earnings per share [line items]
Weighted average number of shares	333,286,277	329,779,360	328,571,282
Weighted average number of preferred shares, conversion analysis	12,386,200